DIVIDENDS (Details) - $ / shares			3 Months Ended
	Oct. 28, 2022	Aug. 18, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
DIVIDENDS
Dividends declared per share		$ 0.09	$ 0.09	$ 0.11	$ 0.13	$ 0.14
Minimum
DIVIDENDS
Dividends declared (in percent)						15.00%
Maximum
DIVIDENDS
Dividends declared (in percent)						20.00%
ADS
DIVIDENDS
Dividends declared per share	$ 0.18		$ 0.18	$ 0.22	$ 0.26	$ 0.28